INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET

Intangible assets that owned by Turkey and Japan were primarily acquired in the year of 2015 through the business acquisition, and amortization expenses were $5,220 for the year ended December 31, 2015. These assets were grouped within prepaid land use rights on the consolidated balance sheet.